Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Provision of consulting services to related parties			$ 200,000	$ 1,300,000
Accounts receivable			200,000	600,000
Other receivable		$ 600,000	900,000	40,539
Other payables				729,968
Asia International Securities Exchange Co., Ltd. [Member]
Schedule of Due from Related Parties [Line Items]
Provision of consulting services to related parties			200,000	1,300,000
Accounts receivable			200,000	600,000
Other receivable	[1]		900,000
Other payables				729,968
Huaya [Member]
Schedule of Due from Related Parties [Line Items]
Other receivable				$ 40,539

[1]	During the year ended July 31, 2024, the Company also made a prepayment of $900,000 to Asia International Securities Exchange Co., Ltd. for security purchase. However the transaction was subsequently canceled. The Company expected to collect the prepayments before November 30, 2024.